Consolidated Reinsurance (Consolidated Reinsurance) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct Premiums, Life Insurance in Force	$ 4,572,115	$ 4,517,797	$ 4,432,178
Ceded Premiums, Life Insurance in Force	719,154	763,754	761,993
Assumed Premiums, Life Insurance in Force	649,032	607,591	594,062
Premiums, Net, Life Insurance in Force	4,501,993	4,361,634	4,264,247
Life Insurance in Force Premiums, Percentage Assumed to Net	14.40%	13.90%	13.90%
Consolidated Reinsurance
Gross Amount	40,049	38,476	38,719
Ceded	2,454	2,274	2,232
Assumed	1,472	1,472	1,488
Net premiums	39,067	37,674	37,975
% Amount Assumed to Net	3.80%	3.90%	3.90%
Life insurance (1)
Consolidated Reinsurance
Gross Amount	23,575	22,206	22,006
Ceded	2,034	1,862	1,550
Assumed	1,224	1,269	1,268
Net premiums	22,765	21,613	21,724
% Amount Assumed to Net	5.40%	5.90%	5.80%
Accident & health insurance
Consolidated Reinsurance
Gross Amount	13,015	12,957	13,567
Ceded	340	333	605
Assumed	239	196	211
Net premiums	12,914	12,820	13,173
% Amount Assumed to Net	1.90%	1.50%	1.60%
Property and casualty insurance
Consolidated Reinsurance
Gross Amount	3,459	3,313	3,146
Ceded	80	79	77
Assumed	9	7	9
Net premiums	$ 3,388	$ 3,241	$ 3,078
% Amount Assumed to Net	0.30%	0.20%	0.30%